UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel Asset Management, Inc.
Address: 1540 Broadway
         38th Floor
         New York, NY  10036

13F File Number:  028-04490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     First Vice President/Chief Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

 /s/  Joseph Mastoloni     New York, NY     May 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $6,665,180 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    18440   321787 SH       SOLE                   321787        0        0
ALTRIA GROUP INC               COM              02209S103    59430  1860550 SH       SOLE                  1860550        0        0
BAIDU INC                      SPON ADR REP A   056752108   655560  5052398 SH       SOLE                  5052398        0        0
BANCO SANTANDER CHILE NEW      SP ADR REP COM   05965X109   181155  2271934 SH       SOLE                  2271934        0        0
BANCOLOMBIA S A                SPON ADR PREF    05968L102    56845   838035 SH       SOLE                   838035        0        0
BRITISH AMERN TOB PLC          SPONSORED ADR    110448107    22645   220047 SH       SOLE                   220047        0        0
COCA COLA AMTIL LTD            SPONSORED ADR    191085208    11515   443640 SH       SOLE                   443640        0        0
COCA COLA FEMSA S A B DE C V   SPON ADR REP L   191241108   103840  1010435 SH       SOLE                  1010435        0        0
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD     20441W203   470000 11541837 SH       SOLE                 11541837        0        0
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601   668260 27723146 SH       SOLE                 27723146        0        0
COMPANIA DE MINAS BUENAVENTU   SPONSORED ADR    204448104   222320  5537177 SH       SOLE                  5537177        0        0
CPFL ENERGIA S A               SPONSORED ADR    126153105   125000  4455079 SH       SOLE                  4455079        0        0
DISNEY WALT CO                 COM DISNEY       254687106    24990   579747 SH       SOLE                   579747        0        0
ECOPETROL S A                  SPONSORED ADS    279158109   321260  5024388 SH       SOLE                  5024388        0        0
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106   342160  4347735 SH       SOLE                  4347735        0        0
GRUPO TELEVISA SA              SPON ADR REP ORD 40049J206    63665  2897825 SH       SOLE                  2897825        0        0
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101   517665 15290797 SH       SOLE                 15290797        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101    43610   212512 SH       SOLE                   212512        0        0
JPM (COLGATE PALMOLIVE LTD)    P-NOTE           48125D449    11320   540318 SH       SOLE                   540318        0        0
JPM (HDFC LTD)                 P-NOTE           48125D183   125530  9917619 SH       SOLE                  9917619        0        0
JPM (HINDUSTAN UNILEVER LTD)   P-NOTE           48125D456    92730 11752591 SH       SOLE                 11752591        0        0
JPM (NESTLE INDIA LTD)         P-NOTE           48124F395    26385   303412 SH       SOLE                   303412        0        0
JPM(INDRAPRASTHA GAS LTD)      P-NOTE           48124F791    14845  3594647 SH       SOLE                  3594647        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     9870   112289 SH       SOLE                   112289        0        0
LAS VEGAS SANDS CORP           COM              517834107    52870   964679 SH       SOLE                   964679        0        0
MASTERCARD INC                 CL A             57636Q104   103370   231397 SH       SOLE                   231397        0        0
MCDONALDS CORP                 COM              580135101    86555   900546 SH       SOLE                   900546        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106    43610   516041 SH       SOLE                   516041        0        0
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109    84100    43000 SH       SOLE                    43000        0        0
NESTLE S A                     SPONSORED ADR    641069406    19020   311063 SH       SOLE                   311063        0        0
NEWCREST MNG LTD               SPONSORED ADR    651191108     9335   344253 SH       SOLE                   344253        0        0
PERRIGO CO                     COM              714290103    17385   167603 SH       SOLE                   167603        0        0
PHILIP MORRIS INTL INC         COM              718172109   482260  5453097 SH       SOLE                  5453097        0        0
PHILIPPINE LONG DISTANCE TEL   SPONSORED ADR    718252604    28685   472429 SH       SOLE                   472429        0        0
PRAXAIR INC                    COM              74005P104    32555   284335 SH       SOLE                   284335        0        0
PROGRESSIVE CORP OHIO          COM              743315103    13215   620542 SH       SOLE                   620542        0        0
REPUBLIC SVCS INC              COM              760759100    12540   458102 SH       SOLE                   458102        0        0
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100    96925  6221243 SH       SOLE                  6221243        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209   823320    18000 SH       SOLE                    18000        0        0
US BANCORP DEL                 COM NEW          902973304    21895   680638 SH       SOLE                   680638        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102    15100   271375 SH       SOLE                   271375        0        0
VISA INC                       COM CL A         92826C839    80370   660290 SH       SOLE                   660290        0        0
WAL-MART DE MEX SAB DE CV      ADR              93114W107   441670    15470 SH       SOLE                    15470        0        0
YUM BRANDS INC                 COM              988498101    11360   156225 SH       SOLE                   156225        0        0
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